UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q

DECEMBER 31, 2015

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 84.0%
CONSUMER DISCRETIONARY - 14.4%
Diversified Consumer Services - 0.6%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,280,000		$1,491,200
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	920,000		952,200

Total Diversified Consumer Services					2,443,400

Hotels, Restaurants & Leisure - 3.0%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,262,613		1,132,816	(a)(b)(c)(d)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,000,000		1,060,000
CCM Merger Inc., Senior Notes	9.125%	5/1/19	1,710,000		1,793,363	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	2,090,000		1,985,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	1,320,000		1,359,600	(a)
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	445,000		879	*(a)(e)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	1,200,000		1,218,000	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	750,000		750,000	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	3,598,000		3,804,885	(a)

Total Hotels, Restaurants & Leisure					13,105,043

Household Durables - 1.7%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,980,000		2,031,975	(a)(b)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	1,650,000		1,703,625	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	1,520,000		1,615,000
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	310,000		312,325
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	2,020,000		1,747,300	(a)

Total Household Durables					7,410,225

Media - 6.9%
AMC Entertainment Inc., Senior Subordinated Notes	5.750%	6/15/25	1,020,000		1,027,650
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	1,940,000		1,941,042	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	790,000		793,365	(a)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,085,000		1,182,650
DISH DBS Corp., Senior Notes	6.750%	6/1/21	2,020,000		2,040,200
DISH DBS Corp., Senior Notes	5.875%	7/15/22	2,610,000		2,440,350
DISH DBS Corp., Senior Notes	5.875%	11/15/24	480,000		428,400
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,380,000		807,300	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	1,860,000		516,150	(b)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,794,072		1,350,039	(a)(b)
Numericable-SFR SAS, Senior Secured Bonds	6.000%	5/15/22	2,710,000		2,635,475	(a)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	2,330,000		2,254,275	(a)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,490,000		1,729,675
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	678,000		779,110
Tribune Media Co., Senior Notes	5.875%	7/15/22	760,000		761,900	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	1,320,000		1,354,650	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	217,000		225,680	(a)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	2,030,000	EUR	2,351,153	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,890,000		2,944,188	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	2,000,000		2,002,500	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	200,000		193,000	(a)

Total Media					29,758,752

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Multiline Retail - 0.3%
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	330,000	$316,800
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	1,530,000	956,250	(a)(b)

Total Multiline Retail				1,273,050

Specialty Retail - 1.8%
American Greetings Corp., Senior Notes	7.375%	12/1/21	1,220,000	1,279,475
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	3,530,000	2,982,850	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	730,000	649,700	(a)
L Brands Inc., Debentures	6.950%	3/1/33	470,000	470,000
L Brands Inc., Senior Notes	6.875%	11/1/35	1,290,000	1,330,312	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,180,000	1,197,700

Total Specialty Retail				7,910,037

Textiles, Apparel & Luxury Goods - 0.1%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	370,000	353,350	(a)

TOTAL CONSUMER DISCRETIONARY				62,253,857

CONSUMER STAPLES - 4.4%
Beverages - 0.9%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,370,000	1,373,425	(a)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	1,120,000	1,159,200
DS Services of America Inc., Secured Notes	10.000%	9/1/21	1,230,000	1,402,200	(a)

Total Beverages				3,934,825

Food & Staples Retailing - 0.7%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,900,000	1,774,125	(a)
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,180,000	1,227,200	(a)

Total Food & Staples Retailing				3,001,325

Food Products - 1.4%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	1,290,000	1,280,325	(a)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	1,010,000	939,300	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	1,630,000	1,589,250	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	2,630,000	2,386,725	(a)

Total Food Products				6,195,600

Household Products - 1.0%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	700,000	710,500
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	380,000	326,800	(a)
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	580,000	614,800
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	440,000	459,800	(a)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,530,000	1,575,900	(a)
Sun Products Corp., Senior Notes	7.750%	3/15/21	790,000	689,275	(a)

Total Household Products				4,377,075

Tobacco - 0.4%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	2,370,000	1,750,838

TOTAL CONSUMER STAPLES				19,259,663

ENERGY - 10.0%
Energy Equipment & Services - 1.1%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	1,020,000	550,800
CGG, Senior Notes	6.500%	6/1/21	1,470,000	661,500
CGG, Senior Notes	6.875%	1/15/22	200,000	83,000
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	600,000	325,500
Parker Drilling Co., Senior Notes	7.500%	8/1/20	1,680,000	1,285,200
SESI LLC, Senior Notes	7.125%	12/15/21	1,320,000	1,178,100
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	1,390,000	681,100	(a)

Total Energy Equipment & Services				4,765,200

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 8.9%
Approach Resources Inc., Senior Notes	7.000%	6/15/21	1,090,000	$392,400
Arch Coal Inc., Senior Notes	7.250%	6/15/21	1,880,000	18,988	*(g)
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	800,000	206,000
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	1,740,000	430,650
California Resources Corp., Senior Notes	5.000%	1/15/20	730,000	263,712
California Resources Corp., Senior Notes	5.500%	9/15/21	4,270,000	1,366,400
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	2,310,000	2,021,250
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	960,000	843,600
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	3,360,000	974,400
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	1,095,000	301,125
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	1,570,000	1,099,000
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	8.125%	9/15/23	600,000	543,000	(a)
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	680,000	610,300	(f)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	1,450,000	931,625
EV Energy Partners LP/EV Energy Finance Corp., Senior Notes	8.000%	4/15/19	360,000	181,800
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.750%	2/1/22	162,000	100,035
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	850,000	726,750
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	3,940,000	3,201,250	(a)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	290,000	201,188	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	6,290,000	1,855,550
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	190,000	56,050
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	1,040,000	977,930
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.250%	11/1/19	1,120,000	190,400
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	550,000	335,500	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	4,340,000	1,150,100	*(d)(g)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	330,000	227,700	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	2,760,000	1,973,400	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	1,690,000	532,350	*(d)(g)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	4,660,000	873,750	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	1,570,000	1,028,350
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,660,000	1,775,550
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	330,000	206,250
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,850,000	1,193,250
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	930,000	30,225	*(g)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	1,460,000	1,073,100	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	2,730,000	2,525,250
Samson Investment Co., Senior Notes	9.750%	2/15/20	1,440,000	3,240	*(g)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,610,000	990,150
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	3,570,000	1,945,650
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	930,000	678,900	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.625%	10/1/20	470,000	426,525	(a)
Tennessee Gas Pipeline Co., LLC, Senior Notes	8.375%	6/15/32	3,270,000	3,181,952
WPX Energy Inc., Senior Notes	7.500%	8/1/20	100,000	81,500

WPX Energy Inc., Senior Notes	8.250%	8/1/23	770,000	617,925

Total Oil, Gas & Consumable Fuels				38,344,020

TOTAL ENERGY				43,109,220

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 13.1%
Banks - 5.8%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	810,000		$854,550	(f)(h)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,930,000		2,504,457	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,000,000		2,281,250
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	420,000		448,600	(f)(h)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	2,700,000		2,774,250	(a)(f)(h)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	650,000		634,563	(f)(h)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	640,000		616,800	(f)(h)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	1,660,000		1,867,500	(a)(f)(h)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	700,000		717,998	(a)(f)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	790,000		781,112	(f)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	1,070,000		1,071,337	(f)(h)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	630,000		630,696	(f)(h)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	800,000		805,080	(f)(h)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,790,000		1,794,475	(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,210,000		1,504,937	(f)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,470,000		1,581,801
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	390,000		449,837
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	2,480,000	AUD	1,990,266	(f)(i)
Santander Issuances SAU, Notes	5.911%	6/20/16	1,100,000		1,117,575	(a)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	580,000		611,175	(f)(h)

Total Banks					25,038,259

Capital Markets - 1.3%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	1,800,000		1,804,264	(a)(f)(h)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,210,000		1,418,710
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,320,000		1,287,003
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000		935,770	(a)

Total Capital Markets					5,445,747

Consumer Finance - 0.9%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	1,133,000		1,294,452
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,110,000		1,171,050
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,150,000		1,139,075
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	720,000		540,000	(a)

Total Consumer Finance					4,144,577

Diversified Financial Services - 2.4%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	2,530,000		2,514,820	(a)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	100,000		106,750
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	4,200,000		4,583,250
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	1,860,000		2,204,100
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	1,000,000		1,015,500	(a)(f)

Total Diversified Financial Services					10,424,420

Insurance - 0.8%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	850,000		871,250	(a)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	940,000		629,800
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	900,000		1,028,250	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	650,000		796,250	(a)

Total Insurance					3,325,550

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Investment Trusts (REITs) - 0.2%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	870,000	$824,325	(a)

Real Estate Management & Development - 1.7%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	800,000	728,000
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	2,870,000	2,740,850
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,610,000	1,678,425	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	2,130,000	2,183,250	(a)

Total Real Estate Management & Development				7,330,525

TOTAL FINANCIALS				56,533,403

HEALTH CARE - 6.2%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	800,000	708,000	(a)

Health Care Equipment & Supplies - 1.2%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	2,330,000	2,175,637	(a)(b)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,210,000	1,101,100	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	930,000	827,700	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	950,000	942,875	(a)

Total Health Care Equipment & Supplies				5,047,312

Health Care Providers & Services - 2.8%
BioScrip Inc., Senior Notes	8.875%	2/15/21	750,000	600,000
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	380,000	384,750
Fresenius Medical Care U.S. Finance Inc., Senior Notes	6.500%	9/15/18	280,000	309,406	(a)
HCA Inc., Debentures	7.500%	11/15/95	3,920,000	3,763,200
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	2,580,000	2,386,500
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,480,000	1,483,700
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	1,330,000	1,406,475
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	2,160,000	2,038,500

Total Health Care Providers & Services				12,372,531

Pharmaceuticals - 2.0%
DPx Holdings BV, Senior Notes	7.500%	2/1/22	980,000	959,175	(a)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	2,610,000	2,525,175	(a)(b)
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	1,590,000	1,534,350	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/18	360,000	358,560	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	570,000	538,650	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	610,000	591,700	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	1,310,000	1,313,275	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	1,100,000	1,080,750	(a)

Total Pharmaceuticals				8,901,635

TOTAL HEALTH CARE				27,029,478

INDUSTRIALS - 11.4%
Aerospace & Defense - 1.0%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	760,000	794,200
Bombardier Inc., Senior Notes	7.500%	3/15/18	640,000	627,200	(a)
Bombardier Inc., Senior Notes	4.750%	4/15/19	130,000	107,575	(a)
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	2,330,000	1,935,065	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	910,000	905,450

Total Aerospace & Defense				4,369,490

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Air Freight & Logistics - 0.8%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	990,000		$886,050	(a)
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	1,770,000		1,806,320	(a)
XPO Logistics Inc., Senior Notes	5.750%	6/15/21	190,000	EUR	192,927	(a)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	860,000		798,725	(a)

Total Air Freight & Logistics					3,684,022

Airlines - 0.5%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	560,000		564,547	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	530,312		557,490	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	72,948		78,145
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	553,517		622,015
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	270,972		287,908

Total Airlines					2,110,105

Building Products - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	1,460,000		1,248,300	(a)

Commercial Services & Supplies - 1.9%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	800,000		692,000	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	3,280,000		2,615,800
United Rentals North America Inc., Senior Notes	8.250%	2/1/21	374,000		393,167
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	2,608,000		2,800,210
West Corp., Senior Notes	5.375%	7/15/22	1,800,000		1,559,250	(a)

Total Commercial Services & Supplies					8,060,427

Construction & Engineering - 1.4%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	1,240,000		892,800	(a)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,250,000		1,231,250	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,656,037		1,175,786	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,870,000		1,692,350	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	1,510,000		611,550	(a)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	600,000		295,500	(a)

Total Construction & Engineering					5,899,236

Electrical Equipment - 0.6%
Interface Grand Master Holdings Inc., Senior Notes	17.000%	8/15/19	851,794		851,794	(b)(c)
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	1,020,000		1,045,500	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	930,000		850,950	(a)

Total Electrical Equipment					2,748,244

Machinery - 1.5%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	610,000		638,975	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	2,820,000		2,848,200	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	1,260,000		1,338,750
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	570,000	EUR	648,840	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	890,000		872,200	(a)

Total Machinery					6,346,965

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Marine - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	2,170,000		$1,901,463	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,240,000		136,400	*(g)

Total Marine					2,037,863

Road & Rail - 1.4%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,290,000		1,296,450	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	260,000		178,100	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	3,280,000		3,009,400	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	2,110,000		1,761,850	(a)

Total Road & Rail					6,245,800

Trading Companies & Distributors - 0.7%
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	1,340,000		1,403,650	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,620,000		1,595,700

Total Trading Companies & Distributors					2,999,350

Transportation - 0.6%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	843,000		855,645	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,980,000		1,910,700	(a)(b)

Total Transportation					2,766,345

Transportation Infrastructure - 0.2%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	870,000		875,438	(a)

TOTAL INDUSTRIALS					49,391,585

INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.5%
CommScope Technologies Finance LLC, Senior Notes	6.000%	6/15/25	1,270,000		1,225,550	(a)
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	1,150,000		1,024,059

Total Communications Equipment					2,249,609

Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,400,000		1,377,250

Internet Software & Services - 0.5%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	710,000		702,012	(a)(b)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	1,070,000		1,147,575

Total Internet Software & Services					1,849,587

IT Services - 1.3%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	1,900,000		836,000	(a)
First Data Corp., Secured Notes	5.750%	1/15/24	470,000		464,125	(a)
First Data Corp., Senior Notes	7.000%	12/1/23	1,030,000		1,032,575	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	3,400,000		3,391,500	(a)

Total IT Services					5,724,200

TOTAL INFORMATION TECHNOLOGY					11,200,646

MATERIALS - 7.2%
Chemicals - 1.2%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	470,000		401,850	(a)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	1,180,000		837,800
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	770,000		731,500	(a)(b)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	1,048,000	EUR	1,144,609	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	1,980,000		1,707,750	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	280,000		219,800	(a)

Total Chemicals					5,043,309

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction Materials - 0.3%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	1,290,000		$1,070,700	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	470,000		378,350	(a)

Total Construction Materials					1,449,050

Containers & Packaging - 2.8%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	1,408,411		1,395,200	(a)(b)
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	1,130,000		1,166,725	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	2,170,000		2,229,675	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	2,150,000		2,021,000	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	1,380,000		1,210,950	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	3,280,000		3,066,800
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	1,030,000		947,600	(a)

Total Containers & Packaging					12,037,950

Metals & Mining - 2.5%
ArcelorMittal, Senior Notes	8.000%	10/15/39	1,850,000		1,271,875
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	1,820,000		1,446,900	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,020,000		614,550
Evraz Group SA, Notes	9.500%	4/24/18	100,000		105,187	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	100,000		105,187	(i)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,580,000		2,373,600	(a)
Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	260,000		201,500
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,570,000		88,313	*(a)(d)(g)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	17,132		0	(c)(d)(j)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	220,000		159,500	(a)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	880,000		908,600	(a)(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	1,050,000	EUR	1,183,593	(a)(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	1,730,000		1,868,400	(a)(b)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	290,000		283,475	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	1,050,000		220,500

Total Metals & Mining					10,831,180

Paper & Forest Products - 0.4%
Appvion Inc., Secured Notes	9.000%	6/1/20	2,510,000		1,016,550	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	1,060,000		776,450

Total Paper & Forest Products					1,793,000

TOTAL MATERIALS					31,154,489

TELECOMMUNICATION SERVICES - 11.9%
Diversified Telecommunication Services - 6.1%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	109,000		113,633	(a)
CCOH Safari LLC, Senior Notes	5.750%	2/15/26	2,510,000		2,522,550	(a)
CenturyLink Inc., Senior Notes	6.750%	12/1/23	1,760,000		1,656,600
CenturyLink Inc., Senior Notes	7.650%	3/15/42	1,360,000		1,047,200
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	1,090,000		1,088,638	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	1,670,000		1,657,475	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	6,840,000		5,985,000
Intelsat Luxembourg SA, Senior Bonds	7.750%	6/1/21	1,370,000		647,325
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	130,000		136,175
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	630,000		653,625
Level 3 Financing Inc., Senior Notes	5.625%	2/1/23	1,350,000		1,382,062
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	2,410,000		1,120,650	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,830,000		2,014,989
Windstream Services LLC, Senior Notes	7.750%	10/15/20	410,000		346,963
Windstream Services LLC, Senior Notes	7.750%	10/1/21	7,260,000		5,749,012
Windstream Services LLC, Senior Notes	6.375%	8/1/23	500,000		361,875

Total Diversified Telecommunication Services					26,483,772

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 5.8%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	180,000	EUR	$195,644	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	3,260,000		3,227,400	(a)
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	310,000		323,950	(a)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	1,410,000		1,469,925	(a)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	1,360,000		1,428,000	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,900,000		2,030,000
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	6,065,000		4,563,913
Sprint Communications Inc., Senior Notes	6.000%	12/1/16	200,000		200,000
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	2,770,000		2,922,350	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	2,130,000		1,604,955
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	560,000		585,200
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	2,000,000		2,030,000
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	590,000		597,074
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	130,000		140,950	(i)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,010,000		2,061,691	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	1,000,000		1,005,000	(i)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	590,000		592,950	(a)

Total Wireless Telecommunication Services					24,979,002

TOTAL TELECOMMUNICATION SERVICES					51,462,774

UTILITIES - 2.8%
Electric Utilities - 1.8%
Midwest Generation LLC, Pass-Through Certificates, Secured Bonds	8.560%	1/2/16	113,096		112,672
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.237%	7/2/17	317,783		325,529
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	2,820,000		2,738,925
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	4,200,000		4,494,000

Total Electric Utilities					7,671,126

Gas Utilities - 0.0%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	60,000		59,050

Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	940,000		1,005,800	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	3,303,832		3,208,847
Mirant Mid Atlantic LLC, Pass-Through Certificates, Senior Secured Notes	9.125%	6/30/17	71,465		70,840

Total Independent Power and Renewable Electricity Producers					4,285,487

TOTAL UTILITIES					12,015,663

TOTAL CORPORATE BONDS & NOTES (Cost - $404,625,017)					363,410,778

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	1,100,000		683,339	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.619%	8/15/48	900,000		629,428	(a)(f)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	1,000,000		607,220	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,959,830)					1,919,987

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 0.3%
MATERIALS - 0.3%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	420,000	$371,700

Metals & Mining - 0.2%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	1,240,176	731,704	(a)(b)(d)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,627,479)				1,103,404

SENIOR LOANS - 2.6%
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,290,000	1,307,200	(k)(l)

Specialty Retail - 0.3%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	11/12/21	1,100,000	1,108,250	(k)(l)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	823,775	560,167	(k)(l)

TOTAL CONSUMER DISCRETIONARY				2,975,617

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	550,000	541,750	(k)(l)

ENERGY - 0.5%
Energy Equipment & Services - 0.3%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	2,050,000	1,445,250	(k)(l)

Oil, Gas & Consumable Fuels - 0.2%
Magnum Hunter Resources Inc., DIP Term Loan	9.000%	9/15/16	280,000	280,700	(k)(l)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	823,702	514,814	(k)(l)

Total Oil, Gas & Consumable Fuels				795,514

TOTAL ENERGY				2,240,764

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	1,014,900	933,708	(k)(l)

Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,350,000	1,296,000	(k)(l)

TOTAL HEALTH CARE				2,229,708

INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.3%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	979,232	976,376	(k)(l)

UTILITIES - 0.5%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	1,210,850	998,951	(k)(l)

Independent Power and Renewable Electricity Producers - 0.3%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	1,160,000	1,158,006	(k)(l)

TOTAL UTILITIES				2,156,957

TOTAL SENIOR LOANS (Cost - $12,415,212)				11,121,172

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.4%
U.S. Government Obligations - 3.4%
U.S. Treasury Notes (Cost - $14,995,549)	1.375%	9/30/20	15,000,000	$14,742,480

			SHARES
COMMON STOCKS - 2.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			86,730	0	*(c)(d)(j)

ENERGY - 0.3%
Energy Equipment & Services - 0.3%
Hercules Offshore Inc.			56,559	122,733	*
KCAD Holdings I Ltd.			275,927,431	968,781	*(c)(d)

TOTAL ENERGY				1,091,514

FINANCIALS - 1.1%
Banks - 1.1%
Citigroup Inc.			64,503	3,338,030
JPMorgan Chase & Co.			24,776	1,635,960

TOTAL FINANCIALS				4,973,990

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Physiotherapy Associates Holdings Inc.			16,100	1,336,300	*(c)(d)

INDUSTRIALS - 0.4%
Marine - 0.1%
DeepOcean Group Holding AS			106,322	496,418	*(c)(d)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			3,202	32	*(c)(d)

Trading Companies & Distributors - 0.3%
H&E Equipment Services Inc.			59,590	1,041,633

TOTAL INDUSTRIALS				1,538,083

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			3,464,533	209,542	*(c)(d)

TOTAL COMMON STOCKS (Cost - $13,930,211)				9,149,429

CONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rex Energy Corp. (Cost - $1,186,250)	6.000%		16,600	117,860

PREFERRED STOCKS - 1.8%
FINANCIALS - 1.8%
Consumer Finance - 1.3%
GMAC Capital Trust I	8.125%		216,388	5,487,600	(f)

Diversified Financial Services - 0.5%
Citigroup Capital XIII	6.692%		92,250	2,397,577	(f)

TOTAL PREFERRED STOCKS (Cost - $7,794,546)				7,885,177

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $458,534,094)				409,450,287

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 3.2%
Repurchase Agreements - 2.6%
Deutsche Bank Securities Inc. repurchase agreement dated 12/31/15; Proceeds at maturity - $11,200,423; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/17; Market value - $11,424,000) (Cost - $11,200,000)	0.340%	1/4/16	11,200,000	$11,200,000

		SHARES
Money Market Funds - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $2,653,832)	0.073%	2,653,832		2,653,832

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,853,832)				13,853,832

TOTAL INVESTMENTS - 97.8% (Cost - $472,387,926#)				423,304,119
Other Assets in Excess of Liabilities - 2.2%				9,479,296

TOTAL NET ASSETS - 100.0%				$432,783,415

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	Illiquid security.

(e)	The maturity principal is currently in default as of December 31, 2015.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	The coupon payment on these securities is currently in default as of December 31, 2015.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(j)	Value is less than $1.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar

DIP	— Debtor-in-Possession

EUR	— Euro

OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$61,121,041	$1,132,816		$62,253,857
Industrials	—	48,539,791	851,794		49,391,585
Materials	—	31,154,489	0	*	31,154,489
Other corporate bonds & notes	—	220,610,847	—		220,610,847
Collateralized mortgage obligations	—	1,919,987	—		1,919,987
Convertible bonds & notes	—	1,103,404	—		1,103,404
Senior loans:
Consumer discretionary	—	1,307,200	1,668,417		2,975,617
Consumer staples	—	—	541,750		541,750
Energy	—	—	2,240,764		2,240,764
Health care	—	1,296,000	933,708		2,229,708
Industrials	—	976,376	—		976,376
Utilities		1,158,006	998,951		2,156,957
U.S. government & agency obligations	—	14,742,480	—		14,742,480
Common stocks:
Consumer discretionary	—	—	0	*	0	*
Energy	$122,733	—	968,781		1,091,514
Financials	4,973,990	—	—		4,973,990
Health care	—	—	1,336,300		1,336,300
Industrials	1,041,633	—	496,450		1,538,083
Materials	—	—	209,542		209,542
Convertible preferred stocks	117,860	—	—		117,860
Preferred stocks	7,885,177	—	—		7,885,177

Total long-term investments	$14,141,393	$383,929,621	$11,379,273		$409,450,287

Short-term investments†:
Repurchase agreements	—	11,200,000	—		11,200,000
Money market funds	2,653,832	—	—		2,653,832

Total short-term investments	$2,653,832	$11,200,000	—		$13,853,832

Total investments	$16,795,225	$395,129,621	$11,379,273		$423,304,119

Other financial instruments:
Futures contracts	$113,116	—	—		$113,116
Forward foreign currency contracts	—	$173,775	—		173,775

Total other financial instruments	$113,116	$173,775	—		$286,891

Total	$16,908,341	$395,303,396	$11,379,273		$423,591,010

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2015, securities valued at $117,860 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES				CONVERTIBLE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INDUSTRIALS	MATERIALS	UTILITIES	MATERIALS
Balance as of September 30, 2015	$1,141,402	—	$0 *	$2,961,296	$651,166
Accrued premiums/discounts	4,172	—	—	—	—
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)[1]	(12,758)	—	(170)	(109,699)	24,301
Purchases	—	—	170	—	56,237
Sales	—	—	—	—	—
Transfers into Level 3[2]	—	$851,794	—	—	—
Transfers out of Level 3[3]	—	—	—	(2,851,597)	(731,704)

Balance as of December 31, 2015	$1,132,816	$851,794	$0 *	—	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2015[1]	(12,758)	—	$(170)	—	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	UTILITIES
Balance as of September 30, 2015	$1,851,507	—	$2,660,486	$966,578	$1,171,414
Accrued premiums/discounts	3,207	—	2,507	370	734
Realized gain (loss)	175	—	45	30	56
Change in unrealized appreciation (depreciation)[1]	(184,397)	—	(748,704)	(30,720)	(170,203)
Purchases	—	—	2,268,500	—	—
Sales	(2,075)	—	(1,942,070)	(2,550)	(3,050)
Transfers into Level 3[2]	—	$541,750	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of December 31, 2015	$1,668,417	$541,750	$2,240,764	$933,708	$998,951

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2015[1]	$(184,397)	—	$(748,704)	$(30,720)	$(170,203)

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY		ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	WARRANTS	TOTAL
Balance as of September 30, 2015	$0	*	$2,498,523	$1,336,300	$685,351	$201,836	$448,280	$16,574,139
Accrued premiums/discounts	—		—	—	—	—	—	10,990
Realized gain (loss)	—		—	—	—	—	—	306
Change in unrealized appreciation (depreciation)[1]	—		(1,529,742)	—	(244,590)	7,706	(392,623)	(3,391,599)
Purchases	—		—	—	55,689	—	32	2,380,628
Sales	—		—	—	—	—	(55,689)	(2,005,434)
Transfers into Level 3[2]	—		—	—	—	—	—	1,393,544
Transfers out of Level 3[3]	—		—	—	—	—	—	(3,583,301)

Balance as of December 31, 2015	$0	*	$968,781	$1,336,300	$496,450	$209,542	—	$11,379,273

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2015[1]	—		$(1,529,742)	—	$(244,590)	$7,706	—	$(2,913,578)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,365,991
Gross unrealized depreciation	(60,449,798)

Net unrealized depreciation	$(49,083,807)

Notes to Schedule of Investments (unaudited) (continued)

At December 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	86	3/16	$13,554,303	$13,647,125	$92,822

Contracts to Sell:
U.S. Treasury 10-Year Notes	73	3/16	9,211,450	9,191,156	20,294

Net unrealized appreciation on open futures contracts					$113,116

At December 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation
EUR 519,000	USD 549,054	Bank of America N.A.	1/19/16	$15,168
USD 3,290,574	EUR 2,885,658	Bank of America N.A.	1/19/16	153,478
USD 3,207,309	EUR 2,943,512	Citibank, N.A.	2/16/16	5,129

Total				$173,775

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2016